Subsequent Events - Additional Information (Detail) - USD ($)				3 Months Ended
	May 10, 2021	Jan. 04, 2021	Dec. 31, 2020	Mar. 31, 2021
Subsequent Event [Line Items]
Issuance of ordinary shares to Sponsor				$ 12,500
Common Class B [Member]
Subsequent Event [Line Items]
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another			15.00%	15.00%
Common Class C [Member]
Subsequent Event [Line Items]
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another			15.00%	15.00%
Sponsor [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Sponsor		$ 25,000	$ 25,000
Sponsor [Member] | Related Party Promissory Note [Member]
Subsequent Event [Line Items]
Related party debt, face value				$ 800,000
Related party debt, maturity description				earlier of (i) June 30, 2021 and (ii) the completion of the IPO
Sponsor [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Sponsor [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares subject to forfeiture		1,607,143
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another		15.00%
Subsequent Event [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Common stock shares subject to forfeiture		1,607,143
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another		15.00%
Subsequent Event [Member] | Sponsor Cannae And Certain Insiders [Member]
Subsequent Event [Line Items]
Share price threshold, post business combination	$ 12.00
Subsequent Event [Member] | Sponsor Cannae And Certain Insiders [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares subject to forfeiture	3,696,429
Subsequent Event [Member] | Sponsor Cannae And Certain Insiders [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Common stock shares subject to forfeiture	3,696,429
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Sponsor		$ 25,000
Subsequent Event [Member] | Sponsor [Member] | Related Party Promissory Note [Member]
Subsequent Event [Line Items]
Related party debt, face value		$ 800,000
Related party debt, maturity description		earlier of (i) June 31, 2021 and (ii) the completion of the Proposed Public Offering
Subsequent Event [Member] | Sponsor [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Subsequent Event [Member] | Sponsor [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Sponsor, Shares		12,321,429
Subsequent Event [Member] | Backstop Facility Agreement [Member] | Cannae [Member]
Subsequent Event [Line Items]
Common stock shares issued but not subscribed value	$ 690,000,000
Placement agent fees payable	$ 3,450,000